Taxation - Summary of Net Deferred Tax Asset (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Deferred tax assets	£ 5,658	£ 5,218
Deferred tax liabilities	(289)	(3,556)
Total	£ 5,369	£ 1,662	£ 687